Summary of Significant Accounting Policies and New Accounting Standards	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies and New Accounting Standards
1 — Summary of Significant Accounting Policies and New Accounting Standards
Description of Business —
Hagerty, Inc., (“Hagerty” or the “Company”) and its consolidated subsidiaries, including The Hagerty Group, LLC (“The Hagerty Group”) is a global market leader in providing insurance for classic and enthusiast vehicles. In addition, Hagerty provides an automotive enthusiast platform that engages, entertains and connects with enthusiasts and our members.
The Company operates several entities which collectively support Hagerty’s revenue streams. Hagerty earns commission and fee revenues for the distribution and servicing of classic automobile and boat insurance policies written through personal and commercial lines agency agreements with multiple insurance carriers in the United States (“U.S.”), Canada and the United Kingdom (“U.K.”).
Reinsurance premiums are earned in Hagerty Reinsurance Limited (“Hagerty Re”) which is registered as a Class 3A reinsurer under the Bermuda Insurance Act 1978. Hagerty Re solely reinsures the classic auto and marine risks written through Hagerty’s Managing General Agency (“MGA”) entities in the U.S., Canada and the U.K.

•
The business produced by the U.S. MGAs is written by Essentia Insurance Company (“Essentia”) and reinsured with its affiliate Evanston Insurance Company (“Evanston”). In turn, Hagerty Re assumes premiums through a quota share agreement with Evanston. Essentia and Evanston are wholly owned subsidiaries of Markel Corporation (“Markel”). Markel is a related party. Refer to Note 22 — Related-Party Transactions for additional information.

•	In 2020, Hagerty Re entered into a reinsurance agreement with Aviva Canada Inc. (“Aviva”) to reinsure classic auto and marine risks produced by Hagerty’s Canadian MGA.

•
In 2021, Hagerty Re entered into a reinsurance agreement with Markel International Insurance Company Limited to reinsure classic auto risks produced by Hagerty’s U.K. MGA. In connection with this new agreement, Hagerty Re purchased reinsurance to limit its liability to £1,000,000 per claim as U.K. law requires unlimited liability coverage. Markel International Insurance Company Limited is a subsidiary of Markel.

The Company earns subscription revenue through membership offerings and other automotive services sold to policyholders and classic vehicle enthusiasts. Membership offerings include but are not limited to private label roadside assistance, digital and linear video content, award-winning magazine, valuation services, and exclusive events and automotive third-party discounts. The Company owns and operates collector vehicle events, earning revenue through ticket sales, sponsorships, and event registration service fees. The Company also operates a peer-to-peer
classic vehicle rental business for auto enthusiasts. In 2020, the Company started a majority-owned world-class vehicle storage and exclusive social club facilities called Member Hubs Holding, LLC (“MHH”) for classic, collector and exotic cars owners.
The Company’s headquarters are located in Traverse City, Michigan.
Basis of Presentation —
Th
e Consolidated Financial Statements were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and with the instructions for annual reports on Form
10-K
and Regulation
S-X
and include the accounts of Hagerty, Inc. and The Hagerty Group, LLC (“The Hagerty Group”) with its consolidated subsidiaries. The Consolidated Financial Statements for the year ended December 31, 2020, is derived from The Hagerty Group’s annual audited financial statements.
Principles of Consolidation —
The
Consolidated Financial Statements contain the accounts of Hagerty and its majority-owned or controlled subsidiaries. As of December 31, 2021, the Company had economic ownership of
24.7% of The Hagerty Group. In addition, MHH is an 80% owned subsidiary of The Hagerty Group. The Company consolidates these entities under the voting interest method guidance in accordance with ASC Topic 810,
Consolidations
. Redeemable
non-controlling
interest and
Non-controlling
interest are presented separately on the Consolidated Balance Sheets, Consolidated Statements of Operations, Consolidated Statements of Comprehensive Income (Loss) and the Consolidated Statements of Changes in Members’ and Stockholders’ Equity.
All significant intercompany accounts and transactions have been eliminated in consolidation.
Business Combination —
On December 2, 2021, The Hagerty Group completed a business combination with Aldel Financial Inc. and Aldel Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of Aldel. In connection with the Closing, Aldel changed its name from Aldel Financial Inc. to Hagerty, Inc.
The Business Combination was accounted for as a common control reverse acquisition, for which The Hagerty Group was determined to be the accounting acquirer and Aldel was treated as the “acquired” company. The Hagerty Group issued equity for the net assets of Aldel, accompanied by a recapitalization. Business combinations in which the legal acquirer is not the accounting acquirer are commonly referred to as “reverse acquisitions”. A reverse acquisition occurs when the entity that issues securities (legal acquirer) is identified as the acquiree for accounting purposes and the entity whose equity interests are acquired (the legal acquiree) is identified as the acquirer for accounting purposes. Reverse acquisitions are accounted for in accordance with Subtopic
805-40
of ASC Topic 805,
Business Combinations
(“ASC 805”). While other factors were evaluated but not considered to have a material impact on the determination, The Hagerty Group was determined to be the accounting acquirer based on the following factors:

•
Hagerty Holding Corp. controlled the operating company prior to the Business Combination and controls the Company subsequent to the Business Combination through control of the board of directors as well as having majority voting ownership.

•	The Hagerty Group’s management is also the management of the Company.

•	The Hagerty Group is larger as compared to Aldel based on assets, revenues and earnings.
Unless otherwise indicated or the context otherwise requires, “Hagerty” and “the Company” refer to the business and operations of The Hagerty Group and its consolidated subsidiaries prior to the Business Combination and to Hagerty, Inc. and its consolidated subsidiaries, including The Hagerty Group, following the consummation of the Business Combination.
Refer to Note 6 — Business Combination for additional information.
Emerging Growth Company —
The
Company currently qualifies as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 and can delay the adoption of new or revised accounting standards until those standards would apply to private companies.
The Company intends to avail itself of such extended transition period and, therefore, the Company may not be subject to the same new or revised accounting standards as other public companies that are not emerging growth companies or have opted out of using such extended transition period.
Use of Estimates —
The
preparation of Consolidated Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Although the estimates are considered reasonable, actual results could materially differ from those estimates.

The most significant estimates that are susceptible to notable change in the near-term relates to the provision for unpaid losses and loss adjustment expenses (including incurred but not reported (“IBNR”)), the change in fair value of warrant liabilities and payments due under the Tax Receivable Agreement (“TRA”). Although some variability is inherent in these estimates, the Company believes that the current estimates are reasonable in all material respects. These estimates are reviewed regularly and adjusted as necessary. Adjustments related to changes in estimates are reflected in the Company’s results of operations in the period for which those estimates changed.
Segment Information —
The
Company has one operating segment and one reportable segment. The Company’s Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer, who makes resource allocation decisions and assesses performance based on financial information presented on a consolidated basis. The Company’s management approach is to utilize an internally developed strategic decision making framework with the membership patrons at the center of all decisions, which requires the CODM to have a consolidated view of the operations so that decisions can be made in the best interest of Hagerty and its membership patrons.
Foreign Currency Translation —
The
Company translates its foreign operations’ assets and liabilities denominated in foreign currencies into U.S. dollars at current rates of exchange as of the balance sheet date, and income and expense items at the average exchange rate for the reporting period. Translation adjustments resulting from exchange rate fluctuations are recorded in the foreign currency translation account, a component of accumulated other comprehensive income (loss). Transaction gains and losses are recognized in “Interest and other income (expense)” within the Consolidated Statements of Operations.
Business Update Related To
COVID-19
—
In
March 2020, the World Health Organization declared the Coronavirus
(“COVID-19”)
a pandemic. The pandemic has impacted every geography in which the Company operates. Governments implemented various restrictions around the world, including closure of non-essential
businesses, travel,
shelter-in-place
requirements for citizens and other restrictions.
The Company has taken several precautionary steps to safeguard its business and team members from
COVID-19,
including implementing travel restrictions, arranging work from home capabilities and flexible work policies. The safety and well-being of Hagerty’s team members continues to be the top priority. As restrictions were put in place, employees were able to transition to work from home environment quickly and effectively due to the prior technology investments and the Company’s focus on core values. Due to the restrictions and uncertainty caused by the pandemic, 2020 revenue growth was lower than expected primarily caused by lower levels of new business. Offsetting the 2020 revenue shortfall, expenses related to promotional events and travel were lower than anticipated. By the end of 2020, and through the year ended December 31, 2021, new business growth returned to pre-pandemic
pace, events were being held and new initiatives were on track. Management will continue to follow and monitor guidelines in each jurisdiction and is working on a phased transition of employees returning to the office.
Cash and Cash Equivalents and Restricted Cash and Cash Equivalents —
Cash
includes amounts held in banks in operating accounts and money market funds. The Company considers money market funds with maturities within 90 days of the purchase date to be equivalent to cash. At December 31, 2021 and 2020, the Company’s cash accounts exceeded federally insured limits.
The Company maintains cash collected by its MGAs for premiums from insured parties that have not yet been remitted to insurance companies. These funds are required to be held in trust and segregated from operating cash. These funds and a corresponding liability are included in “Restricted cash and cash equivalents” and “Due to insurers”, respectively, within the Consolidated Balance Sheets.
The Company has established a trust account for the benefit of the ceding insurer as security for Hagerty Re’s obligations for losses, loss expenses, unearned premium and profit-sharing commissions. The use of this fund is restricted to the payment of these expenses and is included in “Restricted cash and cash equivalents” within the Consolidated Balance Sheets.

Accounts Receivable —
Accounts
receivable are recorded, and revenue is recognized, at the latter of the billed or policy effective date, net of estimated cancellations.
Reinsurance Premiums Ceded —
Reinsurance
premiums ceded are expensed
pro-rata
over the term of the reinsurance treaties. The portion of the reinsurance premium related to the unexpired portions of the treaties at the end of the fiscal year is reflected in deferred reinsurance premiums.
Acquisition Costs —
Acquisition
costs are comprised of ceding commission and premium taxes that relate directly to the successful acquisition of new or renewal policy premiums by Hagerty Re. Acquisition costs are deferred and recognized in income over the period of the exposure in the underlying treaties.
The Company evaluates the recoverability of deferred acquisition costs by determining if the sum of future-earned premiums is greater than the expected future claims and expenses. Anticipated investment income is also a factor in this determination. If a loss is probable on the unexpired portion of policies in force, a premium deficiency loss is recognized. At December 31, 2021 and 2020, the deferred acquisition costs were considered fully recoverable and no premium deficiency loss was recorded.
Property and Equipment —
Property
and equipment are recorded at cost and depreciated over the estimated useful life of each asset. Leasehold improvements are amortized over the shorter of either the lease term or the estimated useful lives of the improvements. Useful lives for financial reporting range from three to seven years for computers, automobiles and office furniture. Building and building improvements have useful lives of 39 years.
The Company reviews all property and equipment that have finite lives for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable in accordance with ASC Topic 360,
Impairment and Disposal of Long-Lived Assets
(“ASC 360”). If it is determined the carrying amount of the asset is not recoverable, an impairment charge is recorded. Upon sale or retirement, the cost and related accumulated depreciation of assets disposed of are removed from the accounts, and any resulting gain or loss is reflected in the Consolidated Statements of Operations.
Annual depreciation is calculated based on the straight-line method. Maintenance, repair costs and minor renovations are expensed as incurred, while expenditures that increase the asset lives are capitalized.
Prepaid Expenses and Other Assets —
Prepaid
expenses and other assets consist primarily of prepaid
Software-as-a-Service
(“SaaS”) implementation costs, prepaid sales and general and administrative services expenses and fixed income investments.

•	Prepaid expenses are recorded at cost and amortized over the service term.

•
SaaS implementation costs are recorded as incurred in prepaid expenses. The Company expenses the costs incurred during the preliminary project stage and, upon management approval, capitalizes the direct implementation costs once implementation begins. The Company monitors implementation on an ongoing basis and capitalizes the costs of any major improvements or new functionality. Once the software is fully implemented, the ongoing maintenance costs are expensed.

•
Fixed income investments consist of Canadian provincial and municipal bonds which qualify as debt securities under ASC Topic 320
Investments – Debt Securities
. Fixed income investments are carried at amortized cost on the Consolidated Balance Sheets. Amortized cost is the amount at which an investment is acquired, adjusted for applicable accrued interest, accretion of discount or amortization of premium. Premium or discount is amortized on a straight-line basis to maturity. Pricing information for each fixed income security is obtained from our outside investment manager. The Company ultimately determines whether the inputs and the resulting market values are reasonable. Market pricing is based on fair value level 2 guidance using observable inputs such as quoted prices for similar assets at the measurement date.

Intangible Assets —
Intangible
assets are recorded at cost and amortized over the estimated useful life of each intangible asset. Acquired intangible assets are initially valued at fair value using generally accepted valuation methods appropriate for the type of intangible assets. Intangible assets primarily consist of insurance policy renewal rights, internally developed software, trade names, non-compete
agreements and customer relationships. Amortization is recorded using the straight-line method over their estimated useful lives as it approximates the pattern over which economic benefits are realized. Insurance policy renewal rights, internally developed software, trade names, non-complete
agreements and customer relationships are amortized over 3 to 25 years. For internally developed software, the Company expenses the costs incurred during the preliminary project stage and capitalizes the direct development costs (including the associated payroll and related costs for employees working on development and outside contractor costs) once management approval is obtained.
Intangible assets are reviewed for impairment upon a triggering event or when changes in circumstances indicate that the carrying amount of the asset may not be recoverable in accordance with ASC 360. If it is determined that the carrying amount of the asset is not recoverable, the Company recognizes an impairment loss in the current period within the Consolidated Statements of Operations. The Company did not identify any impairment indicators during the years ended December 31, 2021 and 2020.
Goodwill —
Goodwill
represents the excess of the cost of a business combination, as defined in ASC 805, over the fair value of net assets acquired, including identifiable intangible assets. Goodwill is tested for impairment at the reporting unit level annually as of October 1, and whenever indicators of impairment exist. The Company evaluates impairment of goodwill by assessing qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Qualitative factors include industry and market considerations, overall financial performance, and other relevant events and circumstances affecting the reporting unit. If after performing the qualitative assessment, the Company determines it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the Company performs a quantitative fair value test. The primary valuation method used in the quantitative impairment assessment to determine the fair value of the reporting unit has been a discounted cash flow model. Other valuation methods or comparable transactions may be used when appropriate and applicable to determine the fair value of a reporting unit.
The Company did not recognize any goodwill impairments during the years ended December 31, 2021 and 2020.
Losses Payable —
Losses
payable represents the amount of losses paid and billed by the fronting insurer that have not been paid by Hagerty Re as of the balance sheet date.
Provision for Unpaid Losses and Loss Adjustment Expenses —
Losses
and loss adjustment expenses are recognized as incurred and are based on the estimated ultimate cost of settlement. Outstanding losses include amounts determined from reports and individual cases. As of any balance sheet date, all claims have not yet been reported, and some claims may not be reported for many years. As a result, the liability for unpaid losses and loss adjustment expenses includes significant estimates for IBNR claims. While management believes that these amounts are fairly stated, the ultimate liability may differ materially from the amounts provided.
The Company provides for IBNR claims based on an analysis of the loss experience of the risks insured and the recommendations of appropriately qualified actuaries. The reinsurance recoverable amounts shown are determined by applying contract language specific to the Company’s third-party reinsurance program to losses and loss expenses arising from claims occurring as a result of a qualifying event. Adjustments to estimates will be included in the financial statements of subsequent periods when such adjustments become known.
Due to Insurers —
Due
to insurers represents the net amount of premium due to carriers based on the respective contract with each carrier. The net amount due is equal to the gross written premium less the Company’s commission for policies that have reached their effective date.
Advanced Premiums —
Advanced
premiums represent the gross written premium received from customers prior to the effective date of the policy. At the effective date of the policy, advanced premiums are reclassified to due to insurers and commission income is recognized.

Accrued Expenses —
Accrued
expenses consist primarily of amounts owed for wages, payroll taxes, incentive compensation, benefits, professional services and future installments for purchase consideration resulting from asset acquisitions and business combinations.
Warrant Liabilities —
The
Company accounts for its outstanding warrants in accordance with ASC Topic 815
Derivatives and Hedging
(“ASC 815”). The warrants do not meet the criteria for equity treatment and as such, are recorded at fair value as a non-cash
liability. This liability is subject to remeasurement each reporting period and utilizes a Monte Carlo simulation model to value the warrants. The change in the fair value of the warrants is recognized in the Consolidated Statements of Operations each reporting period. Refer to Note 17 — Warrant Liabilities for additional information.
Derivative Instruments —
The
Company enters into certain derivative financial instruments, when available on a cost-effective basis, to mitigate its risk associated with changes in interest rates. The Company accounts for derivatives in accordance with ASC 815, which establishes accounting and reporting standards requiring that all derivative instruments (including certain derivative instruments embedded in other contracts), whether designated in hedging relationships or not, be recorded on the Consolidated Balance Sheets as either an asset or liability measured at fair value. If the derivative is designated as a cash flow hedge, the effective portions of changes in the fair value of the derivative are recorded in Other comprehensive income (loss). If a derivative is not designated as an accounting hedge, the change in fair value is recognized in the Consolidated Statements of Operations each reporting period. All derivative instruments are managed on a consolidated basis to efficiently minimize exposures.
Gains and losses related to the derivative instruments are expected to be largely offset by gains and losses on the original underlying asset or liability. The Company does not use derivative financial instruments for speculative purposes.
The Company is exposed to credit loss in the event of nonperformance by the counterparties on derivative contracts. It is the Company’s policy to manage its credit risk on these transactions by dealing only with financial institutions having a long-term credit rating of “A” or better.
Acquisitions —
The Company accounts for acquisitions of entities or asset groups that qualify as businesses using the acquisition method of accounting in accordance with ASC 805. Purchase consideration is allocated to the tangible and intangible assets acquired and liabilities assumed based on the estimated fair values as of the acquisition date, which are measured in accordance with the principles outlined in ASC Topic 820,
Fair Value Measurement
(“ASC 820”). The determination of fair value requires management to make estimates about discount rates, future expected cash flows, market conditions and other future events that are highly subjective in nature. The excess of the total purchase consideration over the fair value of the identified net assets acquired is recognized as goodwill. The results of the acquired businesses are included in the results of operations beginning from the date of acquisition. Acquisition-related costs are expensed as incurred.
During the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments to the allocation of purchase consideration and to the fair values of assets acquired and liabilities assumed to the extent that additional information becomes available. After this period, any subsequent adjustments are recorded in the Consolidated Statements of Operations.
Revenue Recognition —
The
Company recognizes revenue under both ASC Topic 606,
Revenue from Contracts with Customers
(“ASC 606”) and ASC Topic 944
Financial Services — Insurance
(“ASC 944”).
Commission and Fee Revenue
Hagerty earns new and renewal commissions paid by insurance carriers and fees paid by the carriers’ insureds for the binding of insurance coverage. The Company has identified its customer as the insurance carrier and determined transaction price to be the estimated commissions to be received over the term of the policy, based on an estimate of premiums placed, net of a constraint for policy changes and cancellations. These commissions and fees, including those paid via installment plan, are earned when the policy becomes effective, as all rights are passed to the insured and the obligation to pay a claim resides with the carrier.
Under the terms of its contracts with insurance carriers, the Company has the opportunity to earn an annual contingent underwriting commission (“CUC”) based on the loss performance of the insurance book of business. The Company’s CUC agreements are based on written or earned premium and underwriting results. Each carrier contract and related CUC is calculated independently. The CUCs represent a form of variable consideration associated with the placement of coverage, for which the Company earns commissions and fees. Under ASC 606, the Company must estimate the amount of consideration that will be received in the coming year such that a significant reversal of revenue is not probable. As such, CUC is recognized as a contract asset as policies are issued using applicable premium and payout factors based on the estimated loss ratio from the contract.
Earned Premium
Reinsurance premium revenue is recognized in Hagerty Re under ASC 944 on a pro rata basis over the period of the exposure in the underlying reinsurance agreement with the unearned portion recorded as “Unearned premiums” on the Consolidated Balance Sheets.
Membership and Other Revenue
Revenue from the sale of Hagerty Drivers Club membership program (“HDC”) subscriptions is recognized ratably over the period of the membership, resulting in contract liabilities at December 31, 2021 and 2020. The Company treats the membership as a single performance obligation to provide access to stated member benefits over the life of the membership, which is currently one year.
Contract Assets and Liabilities —
The
Company recognizes contract assets for amounts due to the Company for CUCs earned but not yet billed under terms of the contract. Contract assets are recorded within “Commission receivable” on the Consolidated Balance Sheets.
Contract liabilities consist of payments received in advance of performance under a contract before the transfer of goods or services to a customer or fulfillment of the contract obligations. In 2020, the Company entered into an agreement with a large national carrier and received an advanced commission payment to offset costs of system development. Contract liabilities consist primarily of this advanced payment, along with the obligation to fulfill HDC membership benefits over the one-year
life of a membership.
Contract Costs —
The
Company accounts for contract costs under ASC Topic 340,
Other Assets and Deferred Costs
, which requires companies to defer certain incremental costs to obtain customer contracts and certain costs to fulfill customer contracts.
The Company capitalizes the incremental costs to obtain contracts primarily related to commission payments on new policy sales. These deferred costs are amortized over the expected life of the insurance client and are included in “Prepaid expenses and other assets” in the Company’s Consolidated Balance Sheets as of December 31, 2021 and 2020.
Advertising —
Advertising
and sales promotion costs are expensed the first time the advertising or sales promotion takes place. Advertising costs were $24.1 million and $18.2 million for the years ended December 31, 2021 and 2020, respectively, and are reflected as a component of “Sales expense” in the Consolidated Statements of Operations.
Income Taxes —
The
Hagerty Group is taxed as a pass-through ownership structure under provisions of the Internal Revenue Code (“IRC”) and a similar section of state income tax law, except Hagerty Re and various foreign subsidiaries. Any taxable income or loss generated by The Hagerty Group is passed through to and included in the taxable income or loss of Hagerty Group Unit Holders, including Hagerty, Inc. Hagerty, Inc. is taxed as a corporation and pays corporate federal, state and local taxes with respect to income allocated from The Hagerty Group. Hagerty, Inc., Hagerty Re and various foreign subsidiaries are treated as taxable entities and income taxes are provided where applicable (see Note 21 — Taxation).
Where applicable, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax-credit
carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
Deferred tax assets are recognized to the extent that there is sufficient positive evidence as allowed under the ASC Topic 740,
Income Taxes
(“ASC 740”), to support the recoverability of those deferred tax assets. The Company establishes a valuation allowance to the extent that there is insufficient evidence to support the recoverability of the deferred tax asset under ASC 740. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, and results of recent operations. If it is determined that the deferred tax assets would be realizable in the future in excess of their net recorded amount, an adjustment would be made to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.
As of December 31, 2021 and 2020, the Company did not have any unrecognized tax benefits and had no material accrued interest or penalties related to uncertain tax positions. If recorded, interest and penalties would be recorded as “Income tax expense” on the Consolidated Statements of Operations.
Tax Receivable Agreement Liability —
In
connection with the Business Combination, Hagerty, Inc. entered into the TRA with HHC and Markel (together, the “Legacy Unit Holders”). The TRA provides for payment to the Legacy Unit Holders of 85% of the U.S. federal, state and local income tax savings realized by Hagerty, Inc. as a result of the increases in tax basis and certain other tax benefits as outlined in the Business Combination Agreement upon the exchange of limited liability units in The Hagerty Group (“Hagerty Group Units”) and Class V Common Stock of the Company for Class A Common Stock of the Company or cash. The Hagerty Group will have in effect an election under Section 754 of the IRC effective for each taxable year in which an exchange of Hagerty Group Units occurs. The remaining 15% cash tax savings resulting from the basis adjustments will be retained by Hagerty, Inc.
In general, cash tax savings result in a year when the tax liability of Hagerty, Inc. for the year, computed without regard to the deductions attributable to the amortization of the basis increase and other deductions that arise in connection with the payment of the cash consideration under the TRA or the exchange of Hagerty Group Units and Class V Common Stock for Class A Common Stock, would be more than the tax liability for the year taking into account such deductions. Payments under the TRA will not be due until the Company is able to reduce a cash tax liability by the amortization of the basis increase on a filed tax return. The payments under the TRA are expected to be substantial. The estimated value of the TRA is recorded in “Other long-term liabilities”.
Hagerty, Inc. accounts for the effects of the basis incr
e
ases as follows.

•	Hagerty, Inc. records an increase in deferred tax assets for the income tax effects of the increases in tax basis based on enacted federal and state income tax rates at the date of the exchange.

•
Hagerty, Inc. evaluates the ability to realize the full benefit represented by the deferred tax asset based on an analysis that will consider expectations of future earnings among other things. If Hagerty, Inc. determines that the full benefit is not likely to be realized, a valuation allowance is established to reduce the amount of the deferred tax assets to an amount that is likely to be realized.

•
At Closing, Hagerty, Inc. recorded 85% of the estimated realizable tax benefit as an increase to the liability due under the TRA and the remaining 15% of the estimated realizable tax benefit as an increase to Additional paid-in
capital.

All of the effects of changes in any of the estimates after the date of the redemption or exchange will be recorded in Net income (loss). Similarly, the effect of subsequent changes in the enacted tax rates will be recorded in Net income (loss).
Non-controlling
Interest —
Non-controlling
interest represents the portion of economic ownership of MHH that is not owned or controlled by The Hagerty Group. The Company consolidates its ownership of MHH under the voting interest method.

Non-controlling

interest is shown separately on the Consolidated Statements of Operations.
Redeemable Non-controlling Interest —
Redeemable
non-controlling
interest represents the economic interests of Legacy Unit Holders. Income or loss is attributed to the redeemable non-controlling
interest based on the weighted average ownership of the Hagerty Group Units outstanding during the period held by Legacy Unit Holders. In connection with the Business Combination, Hagerty, Inc. entered into an Exchange Agreement with the Legacy Unit Holders (“Exchange Agreement”). The Exchange Agreement permits the Legacy Unit Holders to exchange Class V Common Stock and associated Hagerty Group Units for an equivalent amount of Class A Common Stock, or at the option of the Company, for cash. Because the Company has the option to redeem the non-controlling
interest for cash and the Company is controlled by the Legacy Unit Holders through their voting control, the non-controlling
interest is considered redeemable outside the Company’s control. The redeemable non-controlling
interest is measured at the greater of the initial fair value or the redemption value and is required to be presented as temporary equity on the Consolidated Balance Sheets.
Earnings Per Share —
Basic
earnings per share (“EPS”) is computed by dividing Net income (loss) attributable to Hagerty, Inc. by the weighted-average number of shares of Class A Common Stock outstanding during the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised, resulting in the issuance of shares of Class A Common Stock that would then share in the earnings of Hagerty, Inc. In periods in which the Company reports a net loss available to stockholders, diluted net loss per share available to stockholders would be the same as basic net loss per share available to stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.
Self-Insurance —
The
Company has elected to self-insure certain costs related to U.S. employee health benefit and short-term disability programs. Costs resulting from self-insured losses are charged to expense when incurred. The Company has purchased insurance that limits its aggregate annual exposure for healthcare costs to approximately $10.8 million and $8.3 million for the years ended December 31, 2021 and 2020, respectively. Total expenses for healthcare claims incurred for the years ended December 31, 2021 and 2020 were approximately $10.9 million and $7.6 million, respectively. Healthcare claims are recorded within “Salaries and benefits” on the Consolidated Statements of Operations. As of December 31, 2021 and 2020, the Company has recorded approximately $0.9 million and $0.7 million as an estimate of IBNR claims, respectively. The amount of actual losses incurred could differ materially from the estimate reflected in these financial statements.
Recently Adopted Accounting Guidance
Financial Instruments —
In
August 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2017-12,
Derivatives and Hedging
(ASC Topic 815): Targeted Improvements to Accounting for Hedging Activities
, which relates to accounting for hedging activities. This guidance expands strategies that qualify for hedge accounting, changes how many hedging relationships are presented in the financial statements and simplifies the application of hedge accounting in certain situations.

The Company early adopted ASU

No. 2017
-12

effective January 1
, 2020
. Adoption of the standard enhanced the presentation of the effects of our hedging instruments and the hedged items in our Consolidated Financial Statem
e
nts to increase the understandability of the results of our hedging strategies.
Media Content —
In
March 2019, the FASB issued ASU

2019-02,

Improvements to Accounting for Costs of Films and License Agreements for Program Materials
, to align the accounting for production costs of an episodic television series with the accounting for production costs of films by removing the content distinction for capitalization.
As a result of adopting this ASU on January 1
, 2021
, the Company applied the guidance of ASC Topic 926
,

Entertainment

-

Films

for the original content the Company self-produces and where the intellectual property is owned by the Company. For content the Company produces, the costs associated with production, including development costs, direct costs and produ
c
tion overhead will be capitalized and amortized over the estimated useful life of the asset. The adoption of the ASU had a $3.3 million impact on the Company’s Consolidated Financial Statements through December 31
, 2021
.
Convertible Instruments and Contracts —
In
August 2020, the FASB issued ASU

2020-06,

Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, which simplifies the accounting for convertible instruments by eliminating certain separation models and will generally be reported as a single liability at its amortized cost. In addition, ASU

2020-06

eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted

method. The Company early adopted ASU

2020-06

effective January 1, 2021, which did not have an impact on the Consolidated Financial Statements.
Recent Accounting Guidance Not Yet Adopted
Leases —
In
February 2016, the FASB issued ASU

2016-02,

Leases

(“ASC 842”), which supersedes the lease requirements in ASC Topic 840,

Leases

(“ASC 840”). This guidance increases transparency and comparability among organizations by recognizing lease assets and lease liabilities in the Consolidated Balance Sheets. The guidance requires disclosure to enable users of the Consolidated Financial Statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The transition to ASU

No. 2016-02

requires the recognition and measurement of leases at the beginning of the earliest period presented using a modified retrospective approach. In June 2020, the FASB issued ASU

No. 2020-05,

Effective Dates for Certain Entities
, which deferred the effective date for nonpublic entities, including emerging growth companies, that had not yet adopted the original ASU. Under the amended guidance, the leasing standard will be effective for the Company’s fiscal year beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the effect of adoption of these standards on the Consolidated Financial Statements and related disclosures but expects to record a material right-of-use

asset and liability on the Consolidated Balance Sheets related to our operating leases upon adoption on January 1, 2022. Upon adoption, the Company expects to elect the package of practical expedients, which among other things, allows the Company not to reassess prior conclusions related to contracts containing leases, lease classification and initial direct costs. The Company will continue to finalize the implementation of new processes and the assessment of the impact of this adoption on the Consolidated Financial Statements.
Credit Losses —
In
June 2016, the FASB issued ASU

No. 2016-13,

Financial Instruments

-

Credit Losses (ASC Topic 326): Measurement of Credit Losses on Financial Instruments
, which requires a company to consider forward looking information to determine current estimated credit losses for all financial instruments that are not accounted for at fair value through net income. ASU

No. 2019-10

defers the effective date of ASU

No. 2016-13

to January 1, 2023. The Company does not expect the adoption of ASU

No. 2016-13

to have a material impact on Consolidated Financial Statements and related disclosures.
Reference Rate Reform —
In
March 2020, the FASB issued ASU

No. 2020-04,

Reference Rate Reform (ASC Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting

(“ASC 848”), which